(Maintenance rights and lease premium, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights	$ 794,798	$ 1,088,246
Lease premium, net	14,817	24,944
Maintenance rights and lease premium, net	$ 809,615	$ 1,113,190